Summary of Changes in Stock Options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares $ / shares	Dec. 31, 2021 shares $ / shares
Stock Options
Number of options outstanding, Ending Balance | shares	7,640,000	11,900,000
Weighted average exercise price, Ending Balance	$ 0.12	$ 0.11
Number of options outstanding, Granted	0.31	450,000
Weighted average exercise price, Granted		$ 0.32
Number of options outstanding, Exercised | shares	(220,000)	(3,910,000)
Weighted average exercise price, Exercised	$ 0.08	$ 0.11
Number of options outstanding, Exercised | shares		(150,000)
Weighted average exercise price, Expired		$ 0.18
Number of options outstanding, Cancelled | shares		(650,000)
Weighted average exercise price, Cancelled		$ 0.16
Number of options outstanding, Ending Balance | shares	7,420,000	7,640,000
Weighted average exercise price, Ending Balance	$ 0.12	$ 0.12